Consolidated Balance Sheets (Parentheticals) ¥ in Thousands		Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares
Accounts receivable, net of allowances | ¥		¥ 1,858		¥ 1,186
Contract assets, net of allowances | ¥		164
Non-current, net of allowances		¥ 509
Class A Ordinary Shares
Ordinary shares, authorized (in Shares)	[1]	8,000,000,000	8,000,000,000	8,000,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares			$ 0.4
Ordinary shares, issued (in Shares)	[1]	13,435,271	13,435,271	2,898,349
Ordinary shares, outstanding (in Shares)	[1]	13,435,271	13,435,271	2,898,349
Class B Ordinary Shares
Ordinary shares, authorized (in Shares)	[1]	7,500,000	7,500,000	5,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares	[1]		$ 0.4
Ordinary shares, issued (in Shares)	[1]	7,500,000	7,500,000
Ordinary shares, outstanding (in Shares)	[1]	7,500,000	7,500,000

[1]	Retrospectively restated for the 1-for-400 reverse share split effected on May 21, 2025.